UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA INTERNATIONAL FUND - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2011


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA INTERNATIONAL FUND
FEBRUARY 28, 2011

                                                                      (Form N-Q)

48476-0411                                   (C)2011, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
February 28, 2011 (unaudited)

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            COMMON STOCKS (98.9%)

            CONSUMER DISCRETIONARY (11.4%)
            ------------------------------
            ADVERTISING (1.7%)
 2,511,016  WPP plc                                                    $    34,554
                                                                       -----------
            APPAREL & ACCESSORIES & LUXURY GOODS (3.7%)
   574,576  Burberry Group plc                                              11,200
   276,759  Compagnie Financiere Richemont S.A.                             15,832
   304,677  LVMH Moet Hennessy - Louis Vuitton S.A.                         48,035
                                                                       -----------
                                                                            75,067
                                                                       -----------
            APPAREL RETAIL (0.8%)
 3,446,500  Esprit Holdings Ltd.                                            16,861
                                                                       -----------
            AUTO PARTS & EQUIPMENT (1.0%)
   556,200  Denso Corp.                                                     20,771
                                                                       -----------
            AUTOMOBILE MANUFACTURERS (0.6%)
   287,400  Honda Motor Co. Ltd.                                            12,454
                                                                       -----------
            CASINOS & GAMING (0.1%)
   341,777  William Hill plc                                                 1,066
                                                                       -----------
            DISTRIBUTORS (1.0%)
 3,320,400  Li & Fung Ltd.                                                  20,124
                                                                       -----------
            PUBLISHING (1.6%)
 1,324,180  Wolters Kluwer N.V.                                             31,283
                                                                       -----------
            RESTAURANTS (0.9%)
 1,921,610  Compass Group plc                                               17,291
                                                                       -----------
            Total Consumer Discretionary                                   229,471
                                                                       -----------
            CONSUMER STAPLES (18.0%)
            ------------------------
            BREWERS (2.9%)
 1,117,401  Heineken N.V.                                                   57,607
                                                                       -----------
            DISTILLERS & VINTNERS (3.7%)
 2,304,627  Diageo plc                                                      45,033
   317,555  Pernod Ricard S.A.                                              29,277
                                                                       -----------
                                                                            74,310
                                                                       -----------
            FOOD RETAIL (2.8%)
   463,200  Lawson, Inc.                                                    22,791
 5,164,984  Tesco plc                                                       33,938
                                                                       -----------
                                                                            56,729
                                                                       -----------
            HOUSEHOLD PRODUCTS (2.7%)
 1,068,668  Reckitt Benckiser Group plc                                     55,072
                                                                       -----------
            PACKAGED FOODS & MEAT (4.5%)
   455,017  DANONE S.A.                                                     28,525

================================================================================

1  | USAA International Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
 1,095,237  Nestle S.A.                                                $    62,006
                                                                       -----------
                                                                            90,531
                                                                       -----------
            PERSONAL PRODUCTS (1.4%)
   489,090  Beiersdorf AG                                                   29,359
                                                                       -----------
            Total Consumer Staples                                         363,608
                                                                       -----------
            ENERGY (6.2%)
            -------------
            INTEGRATED OIL & GAS (3.7%)
   770,685  BG Group plc                                                    18,749
   916,910  Royal Dutch Shell plc "A"                                       32,964
    33,397  Total S.A.                                                       2,047
   344,326  Total S.A. ADR(a)                                               21,107
                                                                       -----------
                                                                            74,867
                                                                       -----------
            OIL & GAS EXPLORATION & PRODUCTION (2.5%)
 5,063,000  CNOOC Ltd.                                                      11,468
     5,386  INPEX Holdings, Inc.                                            37,594
                                                                       -----------
                                                                            49,062
                                                                       -----------
            Total Energy                                                   123,929
                                                                       -----------
            FINANCIALS (20.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (2.1%)
   934,088  Julius Baer Group Ltd.                                          41,874
                                                                       -----------
            CONSUMER FINANCE (0.2%)
   223,600  Aeon Credit Service Co. Ltd.                                     3,403
                                                                       -----------
            DIVERSIFIED BANKS (10.8%)
   946,410  Banco Santander Brasil S.A. ADR                                 11,527
 1,239,051  Banco Santander S.A.(a)                                         15,277
 2,390,398  Barclays plc                                                    12,429
   239,439  Erste Bank der Oesterreichischen Sparkassen AG                  12,638
 5,504,903  HSBC Holdings plc                                               60,675
   575,600  ICICI Bank Ltd. ADR                                             24,958
    58,937  Komercni Banka A.S.                                             14,201
 1,393,279  Standard Chartered plc                                          36,851
 1,223,500  Westpac Banking Corp.                                           29,312
                                                                       -----------
                                                                           217,868
                                                                       -----------
            DIVERSIFIED CAPITAL MARKETS (1.7%)
 1,722,974  UBS AG*                                                         34,215
                                                                       -----------
            INVESTMENT BANKING & BROKERAGE (0.6%)
 1,992,700  Nomura Holdings, Inc.(a)                                        12,618
                                                                       -----------
            LIFE & HEALTH INSURANCE (0.8%)
 5,175,000  AIA Group Ltd.*                                                 15,117
                                                                       -----------
            MULTI-LINE INSURANCE (0.4%)
   361,319  AXA S.A.                                                         7,589
                                                                       -----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.9%)
 3,114,064  ING Groep N.V.*                                                 39,049
                                                                       -----------
            REINSURANCE (0.7%)
   241,816  Swiss Reinsurance Co. Ltd.                                      14,809
                                                                       -----------
            SPECIALIZED FINANCE (1.3%)
   352,421  Deutsche Boerse AG                                              27,059
                                                                       -----------
            Total Financials                                               413,601
                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            HEALTH CARE (6.6%)
            ------------------
            HEALTH CARE EQUIPMENT (2.5%)
    85,487  Sonova Holding AG                                          $    11,372
   279,944  Synthes, Inc.                                                   38,417
                                                                       -----------
                                                                            49,789
                                                                       -----------
            PHARMACEUTICALS (4.1%)
   374,239  Bayer AG                                                        29,013
   217,181  Merck KGaA                                                      19,633
   232,656  Roche Holdings AG                                               35,083
                                                                       -----------
                                                                            83,729
                                                                       -----------
            Total Health Care                                              133,518
                                                                       -----------
            INDUSTRIALS (12.6%)
            -------------------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
   134,340  MAN SE                                                          17,057
                                                                       -----------
            ELECTRICAL COMPONENTS & EQUIPMENT (4.2%)
   332,541  Legrand S.A.                                                    13,948
   433,229  Schneider Electric S.A.                                         71,680
                                                                       -----------
                                                                            85,628
                                                                       -----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (1.7%)
 5,265,852  Hays plc                                                        10,683
   446,623  Randstad Holdings N.V.*                                         24,077
                                                                       -----------
                                                                            34,760
                                                                       -----------
            INDUSTRIAL CONGLOMERATES (1.5%)
   671,000  Keppel Corp. Ltd.                                                5,941
 1,108,488  Smiths Group plc                                                24,093
                                                                       -----------
                                                                            30,034
                                                                       -----------
            INDUSTRIAL MACHINERY (1.2%)
   152,100  FANUC Ltd.                                                      23,576
                                                                       -----------
            RAILROADS (3.2%)
   868,012  Canadian National Railway Co.                                   63,599
                                                                       -----------
            Total Industrials                                              254,654
                                                                       -----------
            INFORMATION TECHNOLOGY (9.1%)
            -----------------------------
            APPLICATION SOFTWARE (1.1%)
   359,020  SAP AG                                                          21,660
                                                                       -----------
            ELECTRONIC COMPONENTS (1.8%)
    13,400  Hirose Electric Co. Ltd.                                         1,530
 1,450,600  HOYA Corp.                                                      34,596
                                                                       -----------
                                                                            36,126
                                                                       -----------
            IT CONSULTING & OTHER SERVICES (1.4%)
   427,660  Infosys Technologies Ltd. ADR                                   28,525
                                                                       -----------
            OFFICE ELECTRONICS (1.6%)
   548,600  Canon, Inc.                                                     26,422
   733,000  Konica Minolta Holdings, Inc.                                    6,720
                                                                       -----------
                                                                            33,142
                                                                       -----------
            SEMICONDUCTORS (3.2%)
    37,890  Samsung Electronics Co. Ltd.                                    30,986
 2,704,043  Taiwan Semiconductor Manufacturing Co. Ltd. ADR                 33,233
                                                                       -----------
                                                                            64,219
                                                                       -----------
            Total Information Technology                                   183,672
                                                                       -----------

================================================================================

3  | USAA International Fund

================================================================================

                                                                            MARKET
NUMBER                                                                       VALUE
OF SHARES   SECURITY                                                         (000)
----------------------------------------------------------------------------------
            MATERIALS (11.5%)
            -----------------
            DIVERSIFIED CHEMICALS (1.8%)
   534,793  AkzoNobel N.V.                                             $    36,361
                                                                       -----------
            INDUSTRIAL GASES (6.0%)
   296,968  Air Liquide S.A.                                                38,443
   539,295  Linde AG                                                        82,309
                                                                       -----------
                                                                           120,752
                                                                       -----------
            PAPER PRODUCTS (0.8%)
 1,013,106  Svenska Cellulosa AB "B"                                        16,747
                                                                       -----------
            SPECIALTY CHEMICALS (2.9%)
    18,343  Givaudan S.A.                                                   18,282
   675,700  Shin-Etsu Chemical Co. Ltd.                                     38,780
                                                                       -----------
                                                                            57,062
                                                                       -----------
            Total Materials                                                230,922
                                                                       -----------
            TELECOMMUNICATION SERVICES (2.6%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.7%)
11,078,000  China Unicom Hong Kong Ltd.                                     18,492
 7,069,650  Singapore Telecommunications Ltd.                               16,508
                                                                       -----------
                                                                            35,000
                                                                       -----------
            WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    37,460  America Movil S.A.B. de C.V. ADR "L"                             2,151
   836,444  MTN Group Ltd.                                                  14,765
                                                                       -----------
                                                                            16,916
                                                                       -----------
            Total Telecommunication Services                                51,916
                                                                       -----------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
   153,103  Red Electrica de Espana                                          8,240
                                                                       -----------
            Total Utilities                                                  8,240
                                                                       -----------
            Total Common Stocks (cost: $1,546,523)                       1,993,531
                                                                       -----------

            MONEY MARKET INSTRUMENTS (1.7%)

            MONEY MARKET FUNDS (1.7%)
35,038,021  State Street Institutional Liquid Reserve Fund,
              0.21% (b)(cost:  $35,038)                                     35,038
                                                                       -----------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (0.6%)

            MONEY MARKET FUNDS (0.5%)
    81,368  Blackrock Liquidity Funds Tempfund, 0.15%(b)                        81
 8,544,364  Fidelity Institutional Money Market Portfolio, 0.21%(b)    $     8,544
                                                                       -----------
            Total Money Market Funds                                         8,625
                                                                       -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                   MARKET
AMOUNT                                                                       VALUE
(000)       SECURITY                                                         (000)
----------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS (0.1%)
$    2,377  Credit Suisse First Boston, LLC, 0.19%, acquired on
              2/28/2011 and due 3/01/2011 at $2,377 (collateralized
              by $2,295 of Fannie Mae(c), 3.00%, due 9/16/2014;
              market value $2,428)                                           2,377
        52  Deutsche Bank Securities, Inc., 0.19%, acquired on
              2/28/2011 and due 3/01/2011 at $53 (collateralized
              by $55 of Federal Home Loan Bank(c), 2.55%, due
              2/08/2016; market value $55)                                      53
                                                                       -----------
            Total Repurchase Agreements                                      2,430
                                                                       -----------
            Total Short-term Investments Purchased With Cash
              Collateral From Securities Loaned (cost: $11,055)             11,055
                                                                       -----------

            TOTAL INVESTMENTS(COST: $1,592,616)                        $ 2,039,624
                                                                       ===========

($ IN 000s)                                            VALUATION HIERARCHY
                                                       -------------------
                                           (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                         QUOTED PRICES       OTHER          SIGNIFICANT
                                           IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                            MARKETS        OBSERVABLE         INPUTS
                                         FOR IDENTICAL      INPUTS
ASSETS                                      ASSETS                                                 TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
   Common Stocks                         $   1,993,531    $        --      $         --     $  1,993,531
Money Market Instruments:
   Money Market Funds                           35,038             --                --           35,038
Short-term investments
   purchased with cash
collateral from securities loaned:
   Money Market Funds                            8,625             --                --            8,625
   Repurchase Agreements                            --          2,430                --            2,430
--------------------------------------------------------------------------------------------------------
Total                                    $   2,037,194    $     2,430      $         --     $  2,039,624
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2010 through February 28, 2011, common stocks with a fair value of $1,219,126,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. At February 28, 2011, it was not necessary to adjust the closing prices for these securities.

================================================================================

5  | USAA International Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2011 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 48 separate funds. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and effective August 1, 2010, International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are currently offered for sale only to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values

================================================================================

6  | USAA International Fund

================================================================================

of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely-used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

7  | USAA International Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include repurchase agreements valued at cost, which approximates fair value.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, ClearLend Securities, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wells Fargo, parent company of ClearLend Securities, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The aggregate fair market value of the loaned portion of these securities as of February 28, 2011, was approximately $10,850,000.

E. As of February 28, 2011, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2011, were $477,398,000 and $30,390,000, respectively, resulting in net unrealized appreciation of $447,008,000.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,015,667,000 at February 28, 2011, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)   The security or a portion thereof was out on loan as of February 28, 2011.
(b) Rate represents the money market fund annualized seven-day yield at February 28, 2011.
(c) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*     Non-income-producing security.

================================================================================

9  | USAA International Fund


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2011

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:      April 25, 2011
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:       April 26, 2011
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:       April 26, 2011
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.